CONTRACTS IN PROGRESS	6 Months Ended
Jun. 30, 2022
Construction Contracts [Abstract]
CONTRACTS IN PROGRESS	CONTRACTS IN PROGRESS
A summary of the partnership’s contracts in progress is presented below:

(US$ MILLIONS)	June 30, 2022	December 31, 2021
Contract costs incurred to date	$20,147	$21,381
Profit recognized to date (less recognized losses)	1,843	1,783
	21,990	23,164
Less: progress billings	(22,944)	(24,084)
Contract work in progress (liability)	$(954)	$(920)
Comprising:
Amounts due from customers – work in progress	$436	$478
Amounts due to customers – creditors	(1,390)	(1,398)
Net work in progress	$(954)	$(920)